Long-term Debt (AR Securitization) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Accounts receivable securitization
Maximum cash proceeds from sale of accounts receivable to unrelated trust	CAD 450
AR securitization agreement expiration date	Feb. 01, 2019
Accounts receivable securitization borrowings	CAD 421		CAD 0
Secured amount of accounts receivable	476
Borrowings Tranche A [Member]
Accounts receivable securitization
Accounts receivable securitization borrowings	CAD 320
Weighted average interest rate	1.43%	1.43%
Borrowings Tranche B [Member]
Accounts receivable securitization
Accounts receivable securitization borrowings	CAD 101	$ 80
Weighted average interest rate	2.10%	2.10%